Loans, financing and debentures	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about borrowings [abstract]
Disclosure of borrowings [text block]
18 LOANS, FINANCING AND DEBENTURES
18.1 Breakdown by type

				Current		Non-current			Total
Type	Currency	Interest rate	Average annual interest rate - %	06/30/2025	12/31/2024	06/30/2025	12/31/2024	06/30/2025	12/31/2024
In foreign currency
Bonds	USD	Fixed	5.0%	889,563	3,229,641	43,413,352	49,166,804	44,302,915	52,396,445
Panda Bonds	CNY	Fixed	2.8%	15,694	4,224	913,444	1,016,331	929,138	1,020,555
Export credits (“export prepayments”)	USD	SOFR/Fixed	5.2%	1,077,055	6,236,806	17,380,390	16,283,736	18,457,445	22,520,542
Assets financing	USD	SOFR	3.0%	104,001	137,300	230,100	298,252	334,101	435,552
ECA - Export Credit Agency	USD	SOFR	5.5%	6,240	7,297	678,500	769,702	684,740	776,999
IFC - International Finance Corporation (1)	USD	SOFR	5.3%	(3,759)	(12,051)	5,133,777	5,858,208	5,130,018	5,846,157
Others				5,614	4,210		4,455	5,614	8,665
				2,094,408	9,607,427	67,749,563	73,397,488	69,843,971	83,004,915
In local currency
BNDES	BRL	UMBNDES	6.6%	470	157	185,951	157,555	186,421	157,712
BNDES	BRL	TJLP	8.6%	93,713	100,556	55,403	101,587	149,116	202,143
BNDES	BRL	TLP	12.6%	101,769	94,903	4,715,727	4,607,102	4,817,496	4,702,005
BNDES	BRL	SELIC	16.5%	259,984	243,223	617,288	704,825	877,272	948,048
BNDES	BRL	TR	2.2%	2,127	84	67,981	70,015	70,108	70,099
Assets financing	BRL	CDI	16.2%	18,618	18,427	47,633	56,956	66,251	75,383
NCE (“Export credit notes”)	BRL	CDI	16.1%	3,647	3,027	100,000	100,000	103,647	103,027
NCR (“Rural producer certificates”)	BRL	CDI	13.4%	154,147	312,652	5,000,000	2,000,000	5,154,147	2,312,652
Ecoinvest	BRL	CDI	13.6%	369		331,278		331,647
Debentures	BRL	CDI/IPCA	13.7%	152,588	120,931	9,874,492	9,738,616	10,027,080	9,859,547
				787,432	893,960	20,995,753	17,536,656	21,783,185	18,430,616
				2,881,840	10,501,387	88,745,316	90,934,144	91,627,156	101,435,531

Interest on financing				1,398,434	1,541,312			1,398,434	1,541,312
Non-current funding				1,483,406	8,960,075	88,745,316	90,934,144	90,228,722	99,894,219
				2,881,840	10,501,387	88,745,316	90,934,144	91,627,156	101,435,531
(1) The balances shown as negative include fundraising costs
18.2 Breakdown by maturity - non-current

	2026	2027	2028	2029	2030	2031 onwards	Total
In foreign currency
Bonds	2,819,461	3,814,765	2,712,403	9,505,245	5,382,392	19,179,086	43,413,352
Panda Bonds		913,444					913,444
Export credits (“export prepayments”)	1,037,475	3,414,383	3,405,125	3,749,512	5,098,539	675,356	17,380,390
Assets financing	53,002	106,043	64,981	6,074			230,100
ECA - Export Credit Agency						678,500	678,500
IFC - International Finance Corporation		275,887	1,403,687	2,282,794	1,171,409		5,133,777
	3,909,938	8,524,522	7,586,196	15,543,625	11,652,340	20,532,942	67,749,563
In local currency
BNDES – TJLP	43,770	3,674	3,674	3,674	611		55,403
BNDES – TLP	61,276	163,091	160,257	146,084	364,721	3,820,298	4,715,727
BNDES – SELIC	136,901	36,815	36,815	36,815	36,815	333,127	617,288
BNDES – TR	2,145	4,734	4,734	4,734	4,734	46,900	67,981
BNDES - UMBNDES	5,026	10,051	10,051	10,051	10,051	140,721	185,951
Ecoinvest				73,617	73,617	184,044	331,278
Assets financing	9,415	19,115	19,035	68			47,633
NCE (“Export credit notes”)		25,000	25,000	25,000	25,000		100,000
NCR (“Rural producer certificates”)					2,000,000	3,000,000	5,000,000
Debentures			749,273		547,273	8,577,946	9,874,492
	258,533	262,480	1,008,839	300,043	3,062,822	16,103,036	20,995,753
	4,168,471	8,787,002	8,595,035	15,843,668	14,715,162	36,635,978	88,745,316

18.3 Roll-forward of loans, financing and debentures

	06/30/2025	12/31/2024
Opening balance	101,435,531	77,172,692
Fundraising, net of issuance costs	12,661,193	15,692,905
Interest accrued	2,859,388	5,413,707
Monetary and exchange rate variation, net	(9,147,254)	17,728,324
Settlement of principal	(13,338,107)	(9,410,807)
Settlement of interest	(2,887,340)	(5,241,389)
Amortization of fundraising costs	48,174	80,099
Others	(4,429)
Closing balance	91,627,156	101,435,531
18.4 Fundraising costs
The fundraising costs are amortized based on the terms of agreements and the effective interest rate.

			Balance to be amortized
Type	Cost	Amortization	06/30/2025	12/31/2024
Bonds	434,970	300,782	134,188	168,450
Export credits (“export prepayments”)	274,489	191,199	83,290	63,080
Debentures	159,675	37,614	122,061	125,663
IFC - International Finance Corporation	81,956	18,950	63,006	78,719
Others	84,495	54,718	29,777	32,576
	1,035,585	603,263	432,322	468,488
18.5 Guarantees
Some loan and financing agreements have guarantees clauses, in which the financed equipment or other property, plant and equipment is offered as collateral by the Company, as disclosed in Note 15.1.
The Company does not have contracts with restrictive financial clauses (financial covenants) which must be complied with.
18.6 Relevant transactions entered into during the period
18.6.1 Export Prepayment
On March 10, 2025, the Company raised, with several banks (a syndicated operation), an export prepayment ("PPE"), in the amount of US$1,200,000 (equivalent to R$6,951,600), at a floating rate based on the 3-month SOFR Term + 1.45% p.a, maturing in March 2031.
On April 24, 2025, the Company entered into a PPE with JP Morgan in the amount of US$250,000 (equivalent to R$1,418,488), at floating rate 6-month SOFR Term Loan + 1.75% p.a., maturity in April 2030.
On April 24, 2025, the Company also entered into a PPE with JP Morgan as a debt maturity renewal strategy, with an amount of US$151,000 (equivalent to R$856,552), with a floating rate 6-month SOFR Term Loan + 1.75% p.a., maturity in April 2030.
18.6.2 Advance of exchange contract (“ACC”)
On January 22, 2025, the Company raised an Advance on Foreign Exchange Contract ("ACC") from Itaú Unibanco in the amount of US$10,000 (equivalent to R$59,175), indexed at a fixed rate of 6.43% p.a, maturing on January 19, 2026.
On March 5, 2025, the Company raised an ACC from Banco do Brasil in the amount of US$10,000 (equivalent to R$57,950), indexed at a fixed rate of 5.8% p.a, maturing on March 2, 2026.
18.6.3 Rural Credit Note ("NCR")
On May 23, 2025, the Company entered into a Rural Credit Note (“NCR”) agreement with Itaú Unibanco in the amount of R$3,000,000, indexed at a fixed rate of 13.54% p.a., maturity on January 31, 2031.
18.6.4 Eco Invest (“Ecoinvest”)
On June 27, 2025, the Company, through its joint operation Veracel, entered into an agro-industrial credit agreement under the Eco Invest Brasil program with Banco do Brasil, in the amount of R$331,278, bearing interest at 101% of the CDI rate, maturity on April 5, 2030.
18.7 Significant transactions settled during the period
On March 10, 2025, the Company made an early partial settlement of an export prepayment with various banks (syndicated operation), totaling US$1,486,064 (equivalent to R$8,608,769, including principal and interest). The residual amount of the operation maintained its original maturity in March 2027 with a floating rate of SOFR + 1.4% p.a.
On January 14, 2025, the Company settled, as due, a bond with a 4.00% p.a cost, a market-based operation, in the amount of US$346,445 (equivalent to R$2,101,917, including principal and interest).
On March 24, 2025, the Company settled a Rural Producer Note (CPR) with Banco Safra, in the amount of R$221,942 (including principal and interest). The maturity of the CPR was in March 2025, with an interest rate of 100.00% of the CDI p.a.
On April 24, 2025, the Company early settled a PPE with JP Morgan, at a cost of 3-month Term SOFR + 1.93%, in the total amount of US$153,869 (equivalent to R$873,023 including principal and interest).
On May 17, 2025, the Company settled, at maturity, an ACC with BNP Paribas, in the total amount of US$106,585 (equivalent to R$605,819 including principal and interest).
On May 21, 2025, the Company settled, at maturity, an ACC with BNP Paribas, in the total amount of US$37,123 (equivalent to R$210,942 including principal and interest).
On June 9, 2025, the Company settled, at maturity, an ACC with BNP Paribas, in the total amount of US$15,988 (equivalent to R$89,170 including principal and interest).